Impairment reviews	12 Months Ended
Dec. 31, 2022
Impairment Of Assets [Abstract]
Impairment reviews

12	Impairment reviews
For impairment testing, goodwill acquired through business combinations has all been allocated to the Betway, Spin and Jumpman CGUs, which are also operating segments.
The Group performs an annual impairment review for goodwill by comparing the carrying amount of the Betway, Spin and Jumpman CGUs with their recoverable amount. Management performed a valuation analysis in accordance with IAS 36 Impairment of Assets, to assess the recoverable amount for the Betway, Spin and Jumpman CGUs. This was then compared to CGUs carrying amount at the testing date, to identify whether the CGUs were impaired. This is an area where management exercises judgment and estimation, as discussed in note 3. Testing is carried out by allocating the carrying value of these assets to the respective CGUs and determining the recoverable amounts for the CGUs through the higher of Value in Use ('VIU') and Fair Value Less Cost of Disposal (‘FVLCD’) calculations. Where the recoverable amount exceeds the carrying value of the assets, the assets are not considered to be impaired. Each CGU is not larger than an operating segment, which are described in note 5.
Carrying amount of goodwill allocated to each of the CGUs:

	2022 € '000s	2021 € '000s
Betway	22,239	22,604
Spin	2,419	2,419
Jumpman	36,895	—
Total	61,553	25,023
The Group considers the relationship between its recent equity transactions and its book value, among other factors, when reviewing for indicators of impairment.
The following information lists the key procedures Management has performed to estimate the carrying amount of each of its CGUs. As stated above, an impairment review was performed on the Spin CGU, but detailed disclosures are not provided as Spin goodwill is considered to be immaterial.
Jumpman and Betway CGUs
The recoverable amounts of the Jumpman and Betway CGUs were based on VIU. The VIU for each CGU was estimated using discounted cash flows (‘DCF’). The DCF was then compared with a market approach based on market multiples from listed peers for consistency purposes under a FVLCD approach.
The key assumptions used in the estimation of the each DCF are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industry segments in which the CGUs operate (online casino and sport betting). The forecasts assumptions are based on historical data and market trends. The valuation assumptions are based on external sources (macro-economic and market data from listed peers) and internal sources:
As at December 31, 2022:

	Betway	Jumpman
Pre-tax discount rate	21.6%	13.5%
Long-term growth rate	2.0%	2.0%
As at December 31, 2021:

Betway
Pre-tax discount rate	22.2%
Long-term growth rate	2.0%

12	Impairment reviews (continued)
The discount rates applied in each DCF are a post-tax measurement estimated using CAPM with reference to market participants’ gearing and betas. In the calculation of the DCF, the cash flow projections included specific estimates over a eight-year period for Betway and five-year period for Jumpman. The projection period reflects the point that all markets in operation as of 2022 have reached maturity, with the long-term growth rate applied thereafter. To reflect regulatory risks and certain risks identified in the forecasts, a specific risk premium was adopted in the discount rate, where relevant.
The estimated recoverable amount of the Betway CGU significantly exceeded its carrying amount.
For the Jumpman CGU, the headroom is approximately €7.7m, which corresponds to 12.1% of its recoverable amount. Under reasonably possible scenarios, a decline of 1% in the long-term growth rate would not cause an impairment and an increase of the pre-tax discount rate of 2% would cause a €1.7m impairment loss.
Certain risk premium adjustments were applied to the discount rates, to reflect different regulatory risks in the jurisdictions each CGU operates.

	Betway	Jumpman
Change in pre-tax discount rate	1.3%	N/A
The consistency check under the FVLCD approach was based on revenue and EBITDA multiples observed from listed peers as of the impairment review date. The implied multiples in the DCF estimates performed by the Company were more conservative than the listed peers EBITDA multiples.